SECURITIES FINANCING ACTIVITIES - Schedule of Gross Amounts of Liabilities Associated with Securities Financing Activities by Remaining Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreements to repurchase	$ 39,855,048	$ 41,010,233
Securities lending	1,311
Total	39,856,359
Open and overnight
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreements to repurchase	20,925,933
Securities lending	1,311
Total	20,927,244
Up to 30 days
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreements to repurchase	13,897,914
Securities lending	0
Total	13,897,914
31-90 days
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreements to repurchase	4,274,638
Securities lending	0
Total	4,274,638
Greater than 90 days
Assets Sold under Agreements to Repurchase [Line Items]
Securities sold under agreements to repurchase	756,563
Securities lending	0
Total	$ 756,563